CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities
Short-term bank borrowings	¥ 443,444	$ 67,961	¥ 490,000
Accounts payable	1,796,304	275,296	1,897,611
Customers' refundable fees	36,074	5,529	44,916
Income tax payables	510	78	7
Non-current liabilities
Income tax payables	23,840	3,654	¥ 11,910
Deferred tax liabilities	¥ 134	$ 21
Class A & Class B Ordinary shares
Equity
Ordinary shares, shares authorized | shares	5,000,000,000	5,000,000,000	5,000,000,000
Class A ordinary shares
Equity
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	1,376,231,023	1,376,231,023	1,203,322,178
Ordinary shares, shares outstanding | shares	1,376,231,023	1,376,231,023	1,203,322,178
Class B Ordinary shares
Equity
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	619,938,058	619,938,058	619,938,058
Ordinary shares, shares outstanding | shares	619,938,058	619,938,058	619,938,058
VIE
Current liabilities
Short-term bank borrowings	¥ 443,444		¥ 490,000
Accounts payable	1,775,826		1,897,219
Customers' refundable fees	36,074		44,916
Accrued expenses and other payables	269,434		283,749
Income tax payables	510		7
Non-current liabilities
Income tax payables	¥ 22,622		¥ 11,061